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                          SUPPLEMENT TO THE PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION

                     CREDIT SUISSE SHORT DURATION BOND FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Jo Ann Corkran, Leland Crabbe and Suzanne E. Moran continue to serve as Co-Portfolio Managers of the fund. Gregg M. Diliberto and Jose A. Rodriguez no longer serve as Co-Portfolio Managers of the fund.

Dated: July 23, 2002                                               CSSDA-16-0702